Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,409,441.64
Previously Paid Amount	0
Total Fee Amount	194.64
Total Offset Amount	0
Net Fee	$ 194.64
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A